RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
May 31, 2025
Right-of-use Assets
SCHEDULE OF OPERATING LEASE RIGHT-OF-USE ASSET, NET
	As of May 31,
	2025	2024
	$’000	$’000
At cost:
Leasehold land	1,424	1,358

	1,424	1,358
Less: accumulated depreciation	(383)	(302)

Right-of-use asset, net	1,041	1,056

SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of May 31,
	2025	2024
	$’000	$’000

Assets
Operating lease, right-of-use asset, net	1,041	1,056

Total right-of-use asset	1,041	1,056

Liabilities
Current:
Operating lease liabilities	73	111

	73	111

Non-current:
Operating lease liabilities	1,041	1,064

	1,041	1,064

Total lease liabilities	1,114	1,175

SCHEDULE OF OPERATING LEASE EXPENSES

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years.

	For the Financial Years Ended May 31,
	2025	2024	2023
	$’000	$’000	$’000

Operating lease cost:
Short-term lease expense (other than ASC 842)	266	802	789

Total lease expense	266	802	789

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The table below summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next two financial years ending May 31:

Financial Years Ending May 31,	Operating lease amount
$’000

2026	74
2027	1,041
Less: interest	(1)

Present value of lease liabilities	1,114

Representing:
Current liabilities	73
Non-current liabilities	1,041

1,114